Intangible Assets, Net and Goodwill - Schedule of Intangible Assets, Net and Goodwil (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	$ 801	$ 434
Accumulated amortization	312	154
Intangible assets, net	489	280
Trade names [Member]
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	201	201
Accumulated amortization	174	154
Internal-Use Software [Member]
Schedule of Intangible Assets, Net and Goodwil [Line Items]
Carrying amount	600	233
Accumulated amortization	$ 138